Segment reporting - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical information
Revenue	$ 1,711,225	$ 2,125,539	$ 1,961,299
Noncurrent assets	$ 3,352,684	$ 4,392,103
Customer A
Geographical information
Revenue percentage	61.00%	60.00%	62.00%
Customer B
Geographical information
Revenue percentage	15.00%	17.00%	17.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 3,128,896	$ 4,179,472	$ 4,852,951
NIGERIA
Geographical information
Revenue	998,466	1,381,627	1,352,402
Noncurrent assets	557,108	898,264	1,597,989
BRAZIL
Geographical information
Revenue	178,372
Noncurrent assets	1,399,990	$ 1,875,098	$ 1,648,863
BRAZIL | Maximum
Geographical information
Revenue percentage		10.00%	10.00%
SOUTH AFRICA
Geographical information
Noncurrent assets	491,275	$ 493,651	$ 652,492
Rest of world
Geographical information
Revenue	534,387	743,912	608,897
Noncurrent assets	$ 680,523	$ 912,459	$ 953,607